PROSPECTUS_______________________________________________________April 30, 1997



                       VAN ECK WORLDWIDE INSURANCE TRUST

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                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
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Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds (the "Funds"), each of which has a specific investment objective. Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE BALANCED FUND--seeks long term capital appreciation together with current income. Fiduciary International, Inc. ("Fll" or "Sub-Adviser") has signed an agreement to serve as sub-investment adviser to this Fund.

WORLDWIDE BOND FUND--seeks high total return through a flexible policy of investing globally, primarily in debt securities.

WORLDWIDE EMERGING MARKETS FUND--seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. Peregrine Asset Management (Hong Kong) Limited ("PAM" or "Sub-Adviser") serves as sub-investment adviser to this Fund.

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)--seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to each of the Funds. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Funds' shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Funds, please call the Funds or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Funds, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Funds, or the Distributor at the above address or by calling the telephone number listed above.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Funds.............................   5
Risk Factors................................................................  11
Limiting Investment Risks...................................................  19
Management..................................................................  19
How to Buy Shares...........................................................  22
Dividends and Distributions.................................................  22
How to Redeem Shares........................................................  22
Federal Taxation............................................................  23
Description of the Trust....................................................  23
Additional Information......................................................  24

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds under the Investment Company Act of 1940, as amended, (the "Act"). Worldwide Balanced Fund and Worldwide Bond Fund are non-diversified funds. (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of each Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Deloitte & Touche LLP, independent accountants, for all years from commencement of operations through April 30, 1992. For all other periods, the Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Funds' Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Funds' Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

WORLDWIDE EMERGING MARKETS FUND

                                            FOR THE EIGHT      FOR THE PERIOD
                                            MONTHS ENDED    DECEMBER 21, 1995(A)
                                          DECEMBER 31, 1996  TO APRIL 30, 1996
                                          ----------------- --------------------
Net Asset Value, Beginning of Period....       $ 10.95            $ 10.00
                                               -------            -------
  Income From Investment Operations:
    Net Investment Income (b)...........           .01               0.07
    Net Gains on Securities (both real-
     ized and unrealized)...............          1.59               0.88
                                               -------            -------
    Total From Investment Operations....          1.60               0.95
                                               -------            -------
  Less Distributions:
    Distributions from net investment
     income.............................         (0.06)                --
                                               -------            -------
Net Asset Value, End of Period..........       $ 12.49            $ 10.95
                                               =======            =======
--------------------------------------------------------------------------------
Total Return (c)........................         14.66%              9.50%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000).........       $15,355            $   597
Ratio of Gross Expenses to Average Net
 Assets (d).............................          2.64%              2.06%
Ratio of Net Expenses to Average Net As-
 sets...................................          0.00%              0.00%
Ratio of Net Income to Average Net As-
 sets (d)...............................          0.74%              1.89%
Portfolio Turnover Rate.................         29.53%             45.89%
Average Commission Rate Paid............       $0.0029            $0.0124

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year ended were not annualized.
(d) Annualized.

                                               WORLDWIDE HARD ASSETS FUND
                           ---------------------------------------------------------------------------
                             FOR THE
 FOR A SHARE                  EIGHT
 OUTSTANDING                  MONTHS
 THROUGHOUT EACH              ENDED                      YEAR ENDED APRIL 30,
 PERIOD                    DECEMBER 31, --------------------------------------------------------------
                               1996       1996      1995     1994     1993     1992     1991    1990+
                           ------------ --------  --------  -------  -------  ------   ------   ------
 Net Asset Value,
 Beginning of
 Period..........              $16.92   $  13.49  $  13.11  $ 10.61  $  8.25  $ 8.85   $ 9.51   $10.00
                             --------   --------  --------  -------  -------  ------   ------   ------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........                0.02       0.12      0.08     0.07     0.01    0.04     0.16     0.08
 Net Gains
 (Losses) on
 Securities (both
 realized and
 unrealized).....                0.09       3.44      0.37     2.47     2.39   (0.53)   (0.69)   (0.57)
                             --------   --------  --------  -------  -------  ------   ------   ------
 Total From
 Investment
 Operations......                0.11       3.56      0.45     2.54     2.40   (0.49)   (0.53)   (0.49)
                             --------   --------  --------  -------  -------  ------   ------   ------
 LESS
 DISTRIBUTIONS:
 Dividends/Distributions
 from net
 investment
 income..........               (0.16)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)     --
 Dividends from
 net realized
 gains/Distributions
 (from capital
 gains)..........               (0.15)       --        --       --       --      --       --       --
                             --------   --------  --------  -------  -------  ------   ------   ------
 Total
 Distributions...               (0.31)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)    0.00
                             --------   --------  --------  -------  -------  ------   ------   ------
 Net Asset Value,
 End of Period...              $16.72   $  16.92  $  13.49  $ 13.11  $ 10.61  $ 8.25   $ 8.85   $ 9.51
                             ========   ========  ========  =======  =======  ======   ======   ======
------------------------------------------------------------------------------------------------------
 Total Return(a).                0.60%     26.66%     3.43%   23.96%   29.19%  (5.62%)  (5.67%)  (4.90%)
------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000).            $167,417   $186,370  $127,320  $81,248  $30,896  $9,836   $6,936   $3,660
 Ratio of Gross
 Expenses to
 Average Net
 Assets(b).......                1.24%*     1.08%      --       --       --      --      1.21%    1.87%
 Ratio of Net
 Expenses to
 Average Net
 Assets..........                1.23%*     1.08%     0.96%    0.96%    1.61%   1.32%    0.52%     --
 Ratio of Net
 Income to
 Average Net
 Assets..........                 .10%*     0.81%     0.71%    0.64%    0.25%   0.60%    2.10%    2.46%*
 Portfolio
 Turnover Rate...               46.14%     26.37%    23.30%   15.84%   14.61%   0.48%   21.86%    5.09%*
 Average
 Commission Rate
 Paid(d).........              $.0305    $0.0310
                                                    WORLDWIDE BOND FUND
                           -------------------------------------------------------------------------------
                             FOR THE
 FOR A SHARE                  EIGHT
 OUTSTANDING                  MONTHS
 THROUGHOUT EACH              ENDED                       YEAR ENDED APRIL 30,
 PERIOD                    DECEMBER 31, ------------------------------------------------------------------
                               1996       1996      1995       1994     1993     1992     1991    1990+
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 Net Asset Value,
 Beginning of
 Period..........              $10.88   $  11.46  $  10.05    $ 10.62  $ 11.57  $ 10.82  $ 10.10  $10.00
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........                0.36       0.58      0.68(c)    0.63     0.81     0.62     1.03    0.26
 Net Gains
 (Losses) on
 Securities (both
 realized and
 unrealized).....                0.17      (0.34)     0.77      (0.37)   (0.75)    0.67     0.19   (0.16)
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 Total From
 Investment
 Operations......                0.53       0.24      1.45       0.26     0.06     1.29     1.22    0.10
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 LESS
 DISTRIBUTIONS:
 Dividends/Distributions
 from net
 investment
 income..........               (0.31)     (0.82)    (0.04)     (0.72)   (0.83)   (0.53)   (0.50)    --
 Dividends from
 net realized
 gains/Distributions
 (from capital
 gains)..........                 --         --        --       (0.11)   (0.18)   (0.01)     --      --
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 Total
 Distributions...               (0.31)     (0.82)    (0.04)     (0.83)   (1.01)   (0.54)   (0.50)   0.00
                           ------------ --------- ----------- -------- -------- -------- -------- --------
 Net Asset Value,
 End of Period...              $11.10   $  10.88  $  11.46    $ 10.05  $ 10.62  $ 11.57  $ 10.82  $10.10
                           ============ ========= =========== ======== ======== ======== ======== ========
----------------------------------------------------------------------------------------------------------
 Total Return(a).                4.98%      2.07%    14.51%      2.49%    0.38%   12.21%   12.37%   1.00%
----------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000).            $118,676   $107,541  $113,466    $80,908  $66,035  $40,930  $15,046  $2,237
 Ratio of Gross
 Expenses to
 Average Net
 Assets(b).......                1.17%*     1.10%     0.99%       --       --       --      1.14%   2.80%
 Ratio of Net
 Expenses to
 Average Net
 Assets..........                1.16%*     1.08%     0.98%      0.93%    1.01%    1.05%    0.50%    --
 Ratio of Net
 Income to
 Average Net
 Assets..........                4.99%*     5.26%     6.24%      6.47%    8.47%    8.55%    9.75%   9.22%*
 Portfolio
 Turnover Rate...               73.95%    208.05%   265.87%     37.59%  248.21%  231.34%  341.01%  12.23%*
 Average
 Commission Rate
 Paid(d).........
                                    WORLDWIDE BALANCED FUND
                            -----------------------------------------
                              FOR THE                    FOR THE
 FOR A SHARE                   EIGHT                   PERIOD FROM
 OUTSTANDING                   MONTHS      YEAR        DECEMBER 23,
 THROUGHOUT EACH               ENDED       ENDED        1994/#/ TO
 PERIOD                     DECEMBER 31, APRIL 30,      APRIL 30,
                                1996       1996            1995
                            ------------ ----------- ----------------
 Net Asset Value,
 Beginning of
 Period..........              $10.29      $10.00         $10.00
                            ------------ ----------- ----------------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........                0.25        0.04(c)         --
 Net Gains
 (Losses) on
 Securities (both
 realized and
 unrealized).....                0.61        0.25            --
                            ------------ ----------- ----------------
 Total From
 Investment
 Operations......                0.86        0.29           0.00
                            ------------ ----------- ----------------
 LESS
 DISTRIBUTIONS:
 Dividends/Distributions
 from net
 investment
 income..........               (0.01)        --             --
 Dividends from
 net realized
 gains/Distributions
 (from capital
 gains)..........                 --          --             --
                            ------------ ----------- ----------------
 Total
 Distributions...               (0.01)       0.00           0.00
                            ------------ ----------- ----------------
 Net Asset Value,
 End of Period...              $11.14     $ 10.29         $10.00
                            ============ =========== ================
---------------------------------------------------------------------
 Total Return(a).                8.38%       2.90%          0.00%
---------------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000).              $1,766     $   608         $   14
 Ratio of Gross
 Expenses to
 Average Net
 Assets(b).......                2.49%*     12.61%         78.40%*
 Ratio of Net
 Expenses to
 Average Net
 Assets..........                0.00%       0.00%          0.00%
 Ratio of Net
 Income to
 Average Net
 Assets..........                4.27%*      0.42%          0.00%*
 Portfolio
 Turnover Rate...                0.76%       0.00%          0.00%
 Average
 Commission Rate
 Paid(d).........             $0.0790     $0.0422

----
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions of capital gains at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) With respect to Worldwide Hard Assets Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.
(c) Based on average shares outstanding.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.
# Commencement of operations
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

A description of the investment objectives and policies of the Funds is set forth below. The investment objective of a Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Funds will achieve their objectives. For further information about a Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE BALANCED FUND

OBJECTIVE:

Worldwide Balanced Fund seeks long-term capital appreciation together with current income.

POLICIES:

The Fund intends to achieve its investment objective by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

The Adviser believes that allocation of assets into many countries and across asset classes can, over the long-term, provide higher returns than portfolios invested solely in bonds with lower risk or volatility or than portfolios invested entirely in stocks. Thus, the "risk-adjusted return" of a diversified portfolio has the potential to be more attractive than some other, more concentrated portfolios. In addition, the balanced approach reduces the risk where events in any one country may adversely affect the entire portfolio. Investors should be aware that although the Fund diversifies across more investment types than most mutual funds, no one mutual fund can provide a complete investment program for all investors. There can be no assurance that allocation of assets both globally and across asset classes will reduce these risks or that the Fund will achieve its investment objective.

The Fund seeks investment opportunities in the world's major stock, bond and money markets. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one asset class or country. Over the long-term, the Fund will attempt to invest a minimum of 25% of its assets in the United States, with the balance outside the United States, and the Fund will attempt to maintain an asset allocation of 60% in equity securities and 40% in fixed-income securities and short-term instruments. However, subsequent to the initial investment period, at least 25% of the Fund's total assets will always be invested in fixed-income senior securities and at least 25% of the Fund's total assets will always be invested in equities. The Fund may also allocate a portion of its assets to gold.

The Fund will not invest more than 10% of its assets in the securities of developing countries with emerging economies or securities markets. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities.

The average maturity of the debt securities in the Fund's portfolio will be based on the judgment of the Adviser or FII as to future interest rate changes. The assets of the Fund invested in fixed income securities will consist of securities which are believed by the Adviser or FII to be high grade, that is, rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's), Fitch-1 by Fitch or Duff-1 by Duff & Phelps ("D&P") or if unrated, to be of comparable high quality in the judgment of the Adviser or FII, subject to the supervision of the Board of Trustees and/or the Adviser. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest. See "Risk Factors--Debt Securities."

During periods of adverse or unusual economic and/or market conditions, the Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements. For temporary defensive purposes, the Fund can have all of its assets invested in any one country or currency.

The Fund may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Fund may buy and sell financial futures contracts and options on financial futures contracts. The Fund may write, purchase or sell puts and calls on foreign currencies and securities, and invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time), and securities of foreign issuers. The Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

While FII does not currently serve as sub-investment adviser to the Fund, it is expected to do so when the Fund's assets reach a level at which it is appropriate to utilize the sub investment adviser's services. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of Fiduciary Trust Company International. Fiduciary Trust Company International has more than 30 years of experience in managing funds that invest in international markets.

WORLDWIDE BOND FUND

OBJECTIVE:

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

POLICIES:

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its investment objective by taking advantage of investment opportunities throughout the world. The Fund may emphasize either component of total return. Capital appreciation will result during times of declining interest rates and, with respect to investing globally, as a result of foreign currency fluctuations relative to a declining dollar. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Adviser believes that diversification of assets on an international basis may reduce the risk that events in any one country, including the United States, may adversely affect the entire portfolio. However, there can be no assurance that diversification of assets will reduce this risk. The Adviser will determine the amount of the Fund's assets to be invested in corporate and government securities based on its assessment of where opportunities for total return are expected to be most attractive. When making this determination, the Adviser will evaluate the political and economic risks of the principal countries of the world, prospects for the relationship of their currencies to the U.S. dollar, the outlook for their interest rates, credit quality and other factors. The long-term assets of the Fund will consist of debt securities rated B or better by S&P or Moody's or if unrated, of comparable quality in the judgment of the Adviser. Debt securities rated BBB (investment grade), BB or B will not exceed 25% of total net assets. Debt rated BB or B is lower quality debt (commonly referred to as "junk bonds"). Lower rated debt may offer higher returns, but also presents a greater risk of default than do higher rated securities. As to debt securities rated BBB, BB or B, it is the Adviser's intention to invest only in debt issued by a government or one of its agencies, instrumentalities, political subdivisions or authorities. For a further discussion of debt securities see "Risk Factors."

During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization chartered to promote economic development such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities, consisting of obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the "full faith and credit" of the United

States. In addition to direct obligations of the U.S. Treasury such as Treasury bonds, notes and bills, these include securities issued or guaranteed by different agencies such as the Federal Housing Administration, the Government National Mortgage Association and the Small Business
Administration.

The average maturity of the debt securities in the Fund's portfolio will be based on the Adviser's judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. In addition, when the Adviser determines that a temporary defensive strategy is warranted, the Fund may invest in securities maturing in 13 months or less, and most or all of its investments may be in the United States or another country.

The Fund may invest up to 5% of its assets at the time of purchase in warrants. The Fund may invest up to 5% of its assets at the time of purchase in preferred stocks and preferred stocks which may be convertible into common stock. The Fund may invest in collateralized mortgage obligations. The Fund may buy and sell financial futures contracts and options on financial futures contracts and may write, purchase or sell puts and calls on foreign currencies and securities. The Fund may invest in "when-issued" securities and securities of foreign issuers. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States. However, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies.

WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governmental, banking and private entities. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities".

The Adviser believes that the economies of emerging markets will continue to have among the world's fastest rates of growth over the next decade. In many instances, the growth in these countries is brought on by a move away from governmental intervention in the marketplace and an aggressive move towards free market capitalism. While many emerging markets are experiencing rapid growth by U.S. standards, such markets are still developing and considerably less liquid. Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Countries and emerging market equity securities. The Fund considers emerging market securities to include securities that (i) principally trade in the capital markets of an emerging market country; (ii) are of companies that derive at least 50% of total revenues from either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) are of companies organized under the laws of, and with a principal office in, an Emerging Country; (iv) are of investment companies (such as country funds) that principally invest in emerging market securities; and (v) are American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. See "Risk Factors--Emerging Market Securities".

The Fund may invest indirectly in emerging markets by investing in other investment companies. Due to restrictions on direct investment by foreign entities in certain emerging market countries, investment in other investment companies may be the most practical or the only manner in which the Fund can invest in the securities markets of certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of such issuers' portfolio securities; are subject to limitations under the Act; are constrained by market availability; and may constitute passive foreign investment companies for Federal income tax purposes. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Adviser and Sub-Adviser have agreed to waive their management fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P or if unrated, will be of comparable high quality as determined by the Adviser or Sub-Adviser.

PAM serves as sub-adviser to the Fund. PAM has been registered with the Securities and Exchange Commission ("SEC") as an investment adviser since April 17, 1995. PAM was incorporated in Hong Kong in 1991 and is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited, which, in turn, is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine"). Peregrine and its affiliates comprise one of the largest independent Asian based investment banks located outside Japan. Established in 1988, Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. Investment professionals at PAM collectively have over forty years experience in managing funds which invest in emerging markets. The Adviser believes PAM has unique knowledge and experience in global emerging market investing. PAM will select investments for the Fund based on its assessment of where emerging market opportunities for long-term capital appreciation are most attractive. When making investment decisions, PAM will evaluate characteristics of various Emerging

Countries such as the outlook for economic growth and inflation and government monetary and fiscal policies. In selecting specific companies for investment, PAM will analyze such factors as growth potential, financial strength and management experience. See "Management".

There is no limitation on the amount the Fund can invest in emerging markets. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. Global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)

OBJECTIVE:

The Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

POLICIES:

The Adviser believes "Hard Asset Securities" (as defined below) offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program.

Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. See "Risk Factors--Indexed Securities and Structured Notes." "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in "Hard Asset Securities" and the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and may invest up to 50% of its assets in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and Hard Asset Securities may also experience greater price fluctuations than the relevant Hard Asset.

The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped. Global investing involves economic and political considerations not typically applicable to the U.S. markets. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Market Securities" below.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other incorporated entities or enterprises; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. The Fund may invest up to 10% of its net assets, taken at market value at the time of investment, in precious metals, whether in bullion or coins.

The Fund may invest in derivatives, see "Risk Factors" below. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps and structured notes and other similar securities as may become available in the market. The Fund may invest in indexed securities whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupons and/or principal redemption are linked to the performance of an underlying asset. Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are structured notes). When the Fund purchases a structured note it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. In addition, the Fund may invest in futures and forward contracts and options on precious metals and other Hard Assets.

The Fund may invest up to 5% of its net assets in premiums for options on equity securities and equity indexes and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. Warrants received as dividends on securities held by the Fund and warrants acquired in units or attached to securities are not included in this restriction. The Fund may buy and sell financial futures contracts and options in financial futures contracts. The Fund may purchase or sell puts and calls on foreign currencies and securities; invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time) and securities of foreign issuers; and may lend its portfolio securities and borrow money for investment purposes.

The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset or a Hard Asset Company and in other securities of companies which are not Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency.

The Adviser believes the Fund may offer a hedge against inflation, particularly commodity price driven inflation. However, there is no assurance that rising commodity (or other hard asset) prices will result in higher earnings or share prices for the Hard Asset Companies in the Fund. Hard Asset Company equities are affected by many factors, including movements in the overall stock market. Inflation may cause a decline in the overall stock market, including the stocks of Hard Asset Companies.

The assets of the Fund invested in fixed income securities, excluding fixed income securities whose value is linked to the value of a Hard Asset and of Hard Asset Companies, will consist of securities which are believed by the Adviser to be high grade, that is rated A or better by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by D&P or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest. The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation. See "Risk Factors--Debt Securities".

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REIT's") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REIT's and other real estate investments of the Fund are subject to certain risks. See "Risk Factors--Real Estate Securities."

The Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements.

                                 RISK FACTORS

Assets of the Funds are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Funds may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Funds may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of a Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See also "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

The Funds may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries may pose certain risks to the Funds' investments, and, under certain conditions, on the liquidity of the Funds' portfolios and their ability to meet shareholder redemption requests. The ability of the Funds to invest or hold their investments in South African companies may be further affected by changes in United States or South African laws or regulations.

Worldwide Emerging Markets Fund may invest in Russian issuers. Investments in Russia involve the risks associated with other foreign emerging markets. In particular, settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. As a result, it is possible for the Fund to lose its registration and thus its ownership of these securities due to fraud, illegal amendment, negligence or even mere oversight. This system also may cause a delay in the Fund's sale of Russian securities to a potential purchaser and subject the Fund to the risk of loss in connection with the insolvency of a registrar. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer in the event of the loss of share registration.

To reasonably ensure that its interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser or Sub-Adviser.

In addition to investing directly in the securities of United States and foreign issuers, the Funds may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Funds may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future. The ability of a Fund to invest or hold its investments in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Funds, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Local shares are intended for ownership by nationals or residents of the country. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. If the Funds were to own local shares and could not participate in a stock, warrant or other distribution, the Funds could suffer material dilution of their interest in that issuer and the value of their holdings could decline dramatically, causing a loss on their investment. Generally, it is expected that the Funds will hold foreign shares. The Funds will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Funds will attempt to convert local shares to foreign shares promptly.

A high proportion of the shares of many emerging market issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and cause the securities markets to be susceptible to influence by large investors trading significant blocks of securities. A Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, limited liquidity may impair a Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities.

PRECIOUS METALS

Worldwide Hard Assets Fund may invest in precious metal coins, which have no numismatic value, and bullion. The value of such coins and bullion is based primarily on their precious metal content. Since such investments do not generate any investment income, the sole source of return from such investments would be from gains or losses realized on their sale. The Fund incurs additional costs in storing gold bullion and coins. These storage costs are generally higher than custodial costs for securities. Although subject to substantial fluctuations in value, management believes such investments could be beneficial to the investment performance of the Fund and could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could help to moderate fluctuations in the Fund's portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of such precious metals. In view of the established world market for precious metals, the daily value of such coins is readily ascertainable and their liquidity is assured. The Fund will maintain its precious metal coins and bullion with Wilmington Trust Company.

Precious metal trading is a speculative activity and its markets at times volatile. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Markets are, therefore, volatile at times and there may be sharp fluctuations in prices, even during periods of rising prices. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. The Funds will enter into forward contracts to duplicate a cash market transaction. The Funds will not purchase or sell foreign currency as an investment except that Worldwide Balanced Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may enter into currency swaps. See "Currency Swaps," "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

Except for Worldwide Bond Fund, the Funds may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Worldwide Hard Assets may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of a Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values and currency exchange rates and Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), each Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Funds may write call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price.

The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund, exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Funds may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Funds may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

FUTURES CONTRACTS

The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. Worldwide Hard Assets Fund may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

Worldwide Hard Assets Fund may invest in commodity futures contracts and in options on commodity futures contracts (collectively, "commodity interests"). Trading in commodity interests involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the commodity interests' underlying commodities. In the event that the Fund is required to take delivery of a commodity, such commodity will be deemed to be illiquid and the Fund will bear the cost of storing the commodity until such commodity is sold and may incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations.

A Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that with respect to Worldwide Balanced Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, margin deposits for futures positions entered into for BONA FIDE hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The Funds may write, purchase or sell put and call options on financial futures contracts and, in addition, Worldwide Hard Assets Fund may write, purchase or sell put and call options on commodity futures contracts. The Funds may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus Worldwide Hard Assets Fund could be prevented from liquidating its positions and thus be subjected to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" above and "Futures and Options Transactions" in the Statement of Additional Information.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Funds as part of various hedging techniques and strategies.

When the Funds intend to acquire securities (or gold bullion or coins in the case of Worldwide Hard Assets Fund) for their portfolios, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.

To protect against anticipated declines in the value of the Funds' investment holdings, the Funds may use options, forward and futures contracts, swaps, structured notes (Worldwide Emerging Markets Fund and Worldwide Hard Assets
Fund), and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser (or Sub-Adviser) deems desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Funds may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Funds may be denominated. A Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Funds may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options and other investments which do not have readily available market quotations, are subject to the limitation on investments in illiquid securities.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Funds.

SHORT SALES

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund will establish a segregated account with respect to its short sales and maintain in such account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between
(i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Such segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and
(ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Funds' net assets. The Funds' ability to engage in short sales may be limited by the requirements of current U.S. tax law that the Funds derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the two transactions, are considered to have been held for less than three months. See "Short Sales" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Funds will enter into repurchase agreements with respect to securities in which they may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party.

The Adviser (or Sub-Adviser), acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser (or Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or Sub-Adviser).

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds will not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. See "Debt Securities" in the Statement of Additional Information.

LOW RATED OR UNRATED DEBT SECURITIES

Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as B by S&P and Moody's (Worldwide Bond Fund) or CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. Worldwide Bond Fund will not invest more than 25% of its assets in debt securities rated below B by S&P and Moody's. Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

REAL ESTATE SECURITIES

Although Worldwide Hard Assets Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of Real Estate Investment Trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with the real estate industry in general and REITs in particular. REITs are subject to interest rate risk, heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. See "Real Estate Securities" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Funds may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser or Sub-Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Funds may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Funds will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Funds might experience risk of loss if the broker-dealer with which they have engaged in a portfolio loan transaction breaches its agreement with the Funds.

BORROWING

The Funds may borrow up to 30% of the value of their net assets to increase their holdings of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

Except for Worldwide Bond Fund, the Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DIRECT INVESTMENTS

Except for Worldwide Bond Fund, the Funds may invest up to 10% of their total assets in direct investments; however, the Funds do not currently intend to invest more than 5% of their total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Funds may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in any of the Funds is not without risk, each Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Bond Fund will not invest more than 10% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options). Worldwide Balanced Fund and Worldwide Emerging Markets Fund will not invest more than 15% of the value of their total net assets in such securities. It is a non-fundamental policy (i.e., it may be changed by action of the Board of Trustees) of Worldwide Hard Assets Fund that it will invest in illiquid securities to the extent permitted at any time by the Securities and Exchange Commission (currently 15% of total net assets).

  2. A Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that Worldwide Balanced Fund and Worldwide Emerging Markets Fund may purchase more than 10% of any non-voting class of securities and Worldwide Balanced Fund and Worldwide Bond Fund will not invest more than 25% of the value of their total assets in securities of any one industry.

  3. A Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Funds' investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Funds' business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund pursuant to an Advisory Agreement with the Trust. The Adviser is responsible for managing the investment operations of the Funds and furnishing the Funds with a continuous investment program which includes determining which securities should be bought, sold or held.

Derek S. van Eck--Portfolio Manager of Worldwide Balanced Fund and Worldwide Hard Assets Fund. He is responsible for managing each Fund's portfolio of investments. He is Director of Global Investments and Executive Vice President of the Adviser and an officer and/or portfolio manager of other mutual funds advised by the Adviser.

Madis Senner--Portfolio Manager of Worldwide Bond Fund. He is responsible for managing the Fund's portfolio of investments. Before joining Van Eck, Mr. Senner was a global bond manager with Chase Manhattan Private Bank. Prior to that, he was President of Sunray Securities, Inc., an investment management firm that he founded, and, before that, he was a global fixed income manager with Clemente Capital, Inc. in New York City. Mr. Senner has over 10 years experience in the investment business.

Peregrine Asset Management (Hong Kong) Limited ("PAM"), located at 11/F, New World Tower II, 16-18 Queen's Road, Central, Hong Kong, serves as sub-investment adviser to Worldwide Emerging Markets Fund pursuant to a Sub-Investment Advisory Agreement with the Adviser. PAM manages the investment operations of Worldwide Emerging Markets Fund and furnishes the Fund with a continuous investment program that includes which securities should be bought, sold or held. The Adviser manages and administers the business and affairs of the Fund. As compensation for its services, PAM is paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fees it receives from the Fund. In addition to advising foreign funds, PAM serves as an investment adviser to one U.S. registered investment company and as sub-investment adviser of the Fund and another registered investment company. PAM is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited which, in turn, is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine") which was founded in 1988 and is, along with its affiliates, one of the largest independent Asian based investment bank outside Japan. Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. As of March 31, 1997, total assets under management and advice by Peregrine exceeded $700 million.

The primary portfolio manager responsible for the day-to-day management of the Worldwide Emerging Markets Fund is listed below:

Gary Greenberg, C.F.A.--Portfolio Manager of the Fund. He has been serving in such capacity since the Fund commenced operations. Mr. Greenberg, Chief Investment Officer and Deputy Managing Director of PAM, joined PAM in July 1994 and is responsible for PAM's investment strategy in various regions of the world. He is also portfolio manager of another U.S. fund investing in emerging markets, a U.S. fund investing in Asia and an offshore fund which invests in smaller companies in India. Prior to joining PAM, Mr. Greenberg served as co-manager of the Acorn International Fund from 1992 to 1994. During that time period he was principal and portfolio manager of Wanger Asset Management, which managed over $4 billion, including approximately $2 billion in non-U.S. companies. Mr. Greenberg was employed by Harris Associates L.P. as an international securities analyst from 1989 until 1992.

Other investment professionals at PAM who are expected to have significant input with respect to the Fund's investments include:

Bruce Seton--Mr. Seton serves as Chief Executive Officer of PAM. Prior to joining PAM in 1994, Mr. Seton spent twenty-two years at Gartmore Investment Limited managing funds emphasizing Asian emerging market investments.

Aureole Foong--Senior Fund Manager of the Fund. He has been serving in this capacity since the Fund commenced operations. Mr. Foong is a Director of PAM, having joined PAM in 1994 as a fund manager. His responsibilities at PAM include managing a fund which invests in equities and derivatives in the Asia region. Prior to joining PAM, Mr. Foong worked from 1990 to 1994 at Unifund S.A., a Geneva based private investment company, where he served as a Senior Vice President.

Fiduciary International Inc. ("FII"), located at Two World Trade Center, New York, New York 10048, is expected to serve as sub-investment adviser to the Worldwide Balanced Fund pursuant to a Sub-Investment Advisory Agreement with the Trust, when the Fund's assets reach a level at which it is appropriate to utilize the sub-investment adviser's services. FII will then be expected to manage the investment operations of the Worldwide Balanced Fund and furnish the Fund with a continuous investment program including which securities should be bought, sold or held. At that time, the Adviser would manage and administer the business and affairs of the Fund. As compensation for its services, FII will be paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fee it receives from the Fund. FII serves as an investment adviser to other registered investment companies.

FII is an indirect subsidiary of Fiduciary Trust Company International ("FTCI"). FTCI is a New York State chartered bank specializing in investment and administration of assets for pensions and other institutional accounts including individuals and families. FII has access to all of FTCI's investment infrastructure. FTCI began investing globally in the 1960's and serves its worldwide investment management and custody clients from offices in New York, Los Angeles, Miami, Washington, D.C., London, Geneva and Hong Kong. FTCI has over 60 investment professionals. FTCI has over 30 years of experience in global management with over $11 billion managed under the global balanced discipline. As of December 31, 1996, total assets under management by FII, its parent organization FTCI and its subsidiaries, on behalf of all clients, amounted to over $33 billion.

FII is expected to assign a team of managers led by a global strategist, which includes a global equity manager and a global fixed-income manager, to manage the Fund's portfolio of investments. The team is expected to consult with the FTCI research department, which includes international analysts who specialize in the equity markets of Japan, Europe, the Pacific Basin and Latin America, when making investment decisions. FII's two primary portfolio managers, who are expected to serve the Worldwide Balanced Fund, are listed below:

Anne M. Tatlock--FII's Global Strategist of the Fund. Ms. Tatlock joined FTCI in 1984 and is currently President of the company where she is responsible for managing institutional investment management. Ms. Tatlock is head of the Institutional Investment Department and a member of the Board of Directors, the Global Investment Committee and the Investment Policy Committee at FTCI.

Steven J. Miller--FII's Portfolio Manager of the Fund. Mr. Miller joined FTCI in 1994 after working for seven years with Vital Forsikring and Heller Financial, Inc. Mr. Miller is responsible for managing institutional and international portfolios. He is a Senior Vice President of FTCI as well as a member of the Global Investment Committee and the Investment Policy Committee at FTCI.

Worldwide Balanced Fund pays the Adviser a monthly fee at the annual rate of
 .75 of 1% of average daily net assets. Worldwide Bond Fund and Worldwide Hard Assets Fund each pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. Worldwide Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services. Van Eck Associates Corporation also performs accounting and administrative services for Worldwide Balanced Fund and is paid a fee at an annual rate of .25 of 1% of the Fund's average daily net assets. The advisory fees paid to the Adviser with respect to the Funds are higher than the fees paid by most investment companies because of the complexities of managing these types of funds (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Funds, the Adviser and/or Sub-Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Funds during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1997, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.6 billion.

The Funds sell their shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Funds currently do not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of a Fund to any separate account or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of a Fund.

EXPENSES

Each Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Funds pay: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or Sub-Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Funds with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Funds. The Adviser or Sub-Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or Sub-Adviser or their affiliates. The Adviser will, pursuant to the Advisory Agreement, require each Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of each Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Funds and are being amortized by the Funds over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Funds are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of any Fund.

Shares of the Funds are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for each Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Funds are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Funds may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Funds will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Funds may be significantly affected on days when an investor has no access to the Funds.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute their net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Funds are automatically reinvested in additional shares of that Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of each of the Funds previously ended on April 30; however, in August 1996 the Board of Trustees changed the Funds' fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Funds are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Funds is subject to daily fluctuations and the net asset value of the Funds' shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

Each Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. Each Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, described herein.

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund are classified as diversified funds and Worldwide Bond Fund and Worldwide Balanced Fund are classified as non-diversified funds under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. A Fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another Fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new Funds.

Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in this Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all Funds are entitled to vote on matters affecting all of the Funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Funds may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Bond Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Funds may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Funds do not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Funds are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Funds may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of a Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Funds may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Funds may compare their performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Balanced Fund is rated in the "Balanced Funds" category. Worldwide Bond Fund is rated in the "World Income Funds" category. Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. The Morgan Stanley Capital International Indices and the Salomon Brothers World Government Bond Index are two such indices to which Worldwide Balanced Fund and Worldwide Bond Fund may be compared, and Worldwide Hard Assets Fund may be compared to indices such as the Ibbotson Hard Assets Index, the Standard & Poor's 500 or Morgan Stanley natural resource indices. For a further discussion of advertising, see "Performance" in the Statement of Additional Information.

For further information about the Funds, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Funds at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Funds' transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Worldwide Balanced Fund
-------------------------------
Worldwide Bond Fund
-------------------------------
Worldwide Emerging Markets Fund
-------------------------------
Worldwide Hard Assets Fund


Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL


April 30, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Worldwide Balanced Fund

Worldwide Bond Fund

Worldwide Emerging Markets Fund

Worldwide Hard Assets Fund



 . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck World wide Insurance Trust . Van Eck World Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL

PROSPECTUS                                                       April 30, 1997


                    VAN ECK WORLDWIDE EMERGING MARKETS FUND

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Emerging Markets Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE EMERGING MARKETS FUND--seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. Peregrine Asset Management (Hong Kong) Limited ("PAM" or "Sub-Adviser") serves as sub-investment adviser to this Fund.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Fund..............................   4
Risk Factors................................................................   6
Limiting Investment Risks...................................................  13
Management..................................................................  13
How to Buy Shares...........................................................  15
Dividends and Distributions.................................................  15
How to Redeem Shares........................................................  16
Federal Taxation............................................................  16
Description of the Trust....................................................  16
Additional Information......................................................  17

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Emerging Markets Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

WORLDWIDE EMERGING MARKETS FUND

                                            FOR THE EIGHT      FOR THE PERIOD
                                            MONTHS ENDED    DECEMBER 21, 1995(A)
                                          DECEMBER 31, 1996  TO APRIL 30, 1996
                                          ----------------- --------------------
Net Asset Value, Beginning of Period....       $ 10.95            $ 10.00
                                               -------            -------
  Income From Investment Operations:
    Net Investment Income (b)...........           .01               0.07
    Net Gains on Securities (both real-
     ized and unrealized)...............          1.59               0.88
                                               -------            -------
    Total From Investment Operations....          1.60               0.95
                                               -------            -------
  Less Distributions:
    Distributions from net investment
     income.............................         (0.06)                --
                                               -------            -------
Net Asset Value, End of Period..........       $ 12.49            $ 10.95
                                               =======            =======
--------------------------------------------------------------------------------
Total Return (c)........................         14.66%              9.50%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000).........       $15,355            $   597
Ratio of Gross Expenses to Average Net
 Assets (d).............................          2.64%              2.06%
Ratio of Net Expenses to Average Net As-
 sets...................................          0.00%              0.00%
Ratio of Net Income to Average Net As-
 sets (d)...............................          0.74%              1.89%
Portfolio Turnover Rate.................         29.53%             45.89%
Average Commission Rate Paid............       $0.0029            $0.0124

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year ended were not annualized.
(d) Annualized.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governmental, banking and private entities. See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities".

The Adviser believes that the economies of emerging markets will continue to have among the world's fastest rates of growth over the next decade. In many instances, the growth in these countries is brought on by a move away from governmental intervention in the marketplace and an aggressive move towards free market capitalism. While many emerging markets are experiencing rapid growth by U.S. standards, such markets are still developing and considerably less liquid. Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Countries and emerging market equity securities. The Fund considers emerging market securities to include securities that (i) principally trade in the capital markets of an emerging market country; (ii) are of companies that derive at least 50% of total revenues from either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) are of companies organized under the laws of, and with a principal office in, an Emerging Country; (iv) are of investment companies (such as country funds) that principally invest in emerging market securities; and (v) are American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises;

convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. See "Risk Factors--Emerging Market Securities".

The Fund may invest indirectly in emerging markets by investing in other investment companies. Due to restrictions on direct investment by foreign entities in certain emerging market countries, investment in other investment companies may be the most practical or the only manner in which the Fund can invest in the securities markets of certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of such issuers' portfolio securities; are subject to limitations under the Act; are constrained by market availability; and may constitute passive foreign investment companies for Federal income tax purposes. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Adviser and Sub-Adviser have agreed to waive their management fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's Investors Service, Inc. ("Moody's"); A-1 or better by Standard & Poor's Corporation ("S&P"); Fitch-1 by Fitch; Duff-1 by Duff & Phelps ("D&P") or if unrated, will be of comparable high quality as determined by the Adviser or Sub-Adviser.


PAM serves as sub-adviser to the Fund. PAM has been registered with the Securities and Exchange Commission ("SEC") as an investment adviser since April 17, 1995. PAM was incorporated in Hong Kong in 1991 and is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited, which, in turn, is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine"). Peregrine and its affiliates comprise one of the largest independent Asian based investment banks located outside Japan. Established in 1988, Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. Investment professionals at PAM collectively have over forty years experience in managing funds which invest in emerging markets. The Adviser believes PAM has unique knowledge and experience in global emerging market investing. PAM will select investments for the Fund based on its assessment of where emerging market opportunities for long-term capital appreciation are most attractive. When making investment decisions, PAM will evaluate characteristics of various Emerging Countries such as the outlook for economic growth and inflation and government monetary and fiscal policies. In selecting specific companies for investment, PAM will analyze such factors as growth potential, financial strength and management experience. See "Management".

There is no limitation on the amount the Fund can invest in emerging markets. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. Global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See also "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolios and its ability to meet shareholder redemption requests. The ability of the Fund to invest or hold its investments in South African companies may be further affected by changes in United States or South African laws or regulations.

Worldwide Emerging Markets Fund may invest in Russian issuers. Investments in Russia involve the risks associated with other foreign emerging markets. In particular, settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. As a result, it is possible for the Fund to lose its registration and thus its ownership of these securities due to fraud, illegal amendment, negligence or even mere oversight. This system also may cause a delay in the Fund's sale of Russian securities to a potential purchaser and subject the Fund to the risk of loss in connection with the insolvency of a registrar. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer in the event of the loss of share registration.

To reasonably ensure that its interest continues to be appropriately recorded, the Fund will invest only in those Russian companies whose registrars have entered into a contract with the Fund's Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Fund from investing in the securities of certain Russian issuers otherwise deemed suitable by the Adviser or Sub-Adviser.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future. The ability of the Fund to invest or hold its investments in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Fund, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Local shares are intended for ownership by nationals or residents of the country. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically, causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. The Fund will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Fund will attempt to convert local shares to foreign shares promptly.

A high proportion of the shares of many emerging market issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and cause the securities markets to be susceptible to influence by large investors trading significant blocks of securities. The Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. The Fund will enter into forward contracts to duplicate a cash market transaction. The Fund will not purchase or sell foreign currency as an investment except that the Fund may enter into currency swaps. See "Currency Swaps," "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Fund may write call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund, exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for BONA FIDE hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The Fund may write, purchase or sell put and call options on financial futures contracts. The Fund may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" above and "Futures and Options Transactions" in the Statement of Additional Information.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Fund as part of various hedging techniques and strategies.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps, structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser (or Sub-Adviser) deems desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Fund may be denominated. The Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Fund may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options and other investments which do not have readily available market quotations, are subject to the limitation on investments in illiquid securities.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Fund.

SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will establish a segregated account with respect to its short sales and maintain in such account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Such segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. The Fund's ability to engage in short sales may be limited by the requirements of current U.S. tax law that the Fund derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the two transactions, are considered to have been held for less than three months. See "Short Sales" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser (or Sub-Adviser), acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser (or Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or Sub-Adviser).

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. See "Debt Securities" in the Statement of Additional Information.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser or Sub-Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Emerging Markets Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not purchase more than 10% of any class of outstanding voting securities of any issuer.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to Worldwide Emerging Markets Fund pursuant to an Advisory Agreement with the Trust. The Adviser is responsible for managing the investment operations of the Fund and furnishing the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Peregrine Asset Management (Hong Kong) Limited ("PAM"), located at 11/F, New World Tower II, 16-18 Queen's Road, Central, Hong Kong, serves as sub-investment adviser to Worldwide Emerging Markets Fund pursuant to a Sub-Investment Advisory Agreement with the Adviser. PAM manages the investment operations of Worldwide Emerging Markets Fund and furnishes the Fund with a continuous investment program that includes which securities should be bought, sold or held. The Adviser manages and administers the business and affairs of the Fund. As compensation for its services, PAM is paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fees it receives from the Fund. In addition to advising foreign funds, PAM serves as an investment adviser to one U.S. registered investment company and as sub-investment adviser of the Fund and another registered investment company. PAM is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited which, in turn, is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine") which was founded in 1988 and is, along with its affiliates, one of the largest independent Asian based investment bank outside Japan. Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. As of March 31, 1997, total assets under management and advice by Peregrine exceeded $700 million.

The primary portfolio manager responsible for the day-to-day management of the Worldwide Emerging Markets Fund is listed below:

Gary Greenberg, C.F.A.--Portfolio Manager of the Fund. He has been serving in such capacity since the Fund commenced operations. Mr. Greenberg, Chief Investment Officer and Deputy Managing Director of PAM, joined PAM in July 1994 and is responsible for PAM's investment strategy in various regions of the world. He is also portfolio manager of another U.S. fund investing in emerging markets, a U.S. fund investing in Asia and an offshore fund which invests in smaller companies in India. Prior to joining PAM, Mr. Greenberg served as co-manager of the Acorn International Fund from 1992 to 1994. During that time period he was principal and portfolio manager of Wanger Asset Management, which managed over $4 billion, including approximately $2 billion in non-U.S. companies. Mr. Greenberg was employed by Harris Associates L.P. as an international securities analyst from 1989 until 1992.

Other investment professionals at PAM who are expected to have significant input with respect to the Fund's investments include:

Bruce Seton--Mr. Seton serves as Chief Executive Officer of PAM. Prior to joining PAM in 1994, Mr. Seton spent twenty-two years at Gartmore Investment Limited managing funds emphasizing Asian emerging market investments.

Aureole Foong--Senior Fund Manager of the Fund. He has been serving in this capacity since the Fund commenced operations. Mr. Foong is a Director of PAM, having joined PAM in 1994 as a fund manager. His responsibilities at PAM include managing a fund which invests in equities and derivatives in the Asia region. Prior to joining PAM, Mr. Foong worked from 1990 to 1994 at Unifund S.A., a Geneva based private investment company, where he served as a Senior Vice President.

Worldwide Emerging Markets Fund pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services. The advisory fees paid to the Adviser with respect to the Fund are higher than the fees paid by most investment companies because of the complexities of managing this type of fund (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Fund, the Adviser and/or Sub-Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1997, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.6 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or Sub-Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser or Sub-Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or Sub-Adviser or their affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund.

Worldwide Emerging Markets Fund is classified as a diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following

Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. For a further discussion of advertising, see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Van Eck Worldwide
Insurance Trust
-------------------------------
Worldwide Emerging Markets Fund
-------------------------------


Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL


April 30, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Worldwide Emerging Markets Fund



 . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck World wide Insurance Trust . Van Eck World Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL

PROSPECTUS_______________________________________________________April 30, 1997


                        VAN ECK WORLDWIDE BALANCED FUND

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Balanced Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE BALANCED FUND--seeks long term capital appreciation together with current income. Fiduciary International, Inc. ("Fll" or "Sub-Adviser") has signed an agreement to serve as sub-investment adviser to this Fund.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Fund..............................   4
Risk Factors................................................................   5
Limiting Investment Risks...................................................  11
Management..................................................................  11
How to Buy Shares...........................................................  13
Dividends and Distributions.................................................  14
How to Redeem Shares........................................................  14
Federal Taxation............................................................  14
Description of the Trust....................................................  14
Additional Information......................................................  15

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Balanced Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

                                          WORLDWIDE BALANCED FUND
                            -----------------------------------------------------
                                                                FOR THE
                            FOR THE EIGHT                     PERIOD FROM
                            MONTHS ENDED  YEAR ENDED   DECEMBER 23, 1994(degrees)
                            DECEMBER 31,  APRIL 30,          TO  APRIL 30,
                                1996         1996                 1995
                            ------------- ----------   --------------------------
                                                                                  --- --- ---
 Net Asset Value,
  Beginning of Period....      $ 10.29     $ 10.00              $ 10.00
                               -------     -------              -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net Investment Income...         0.25        0.04(b)               --
 Net Gains on Securities
  (both realized and
  unrealized)............         0.61        0.25                  --
                               -------     -------              -------
 Total From Investment
  Operations.............         0.86        0.29                 0.00
                               -------     -------              -------
 Less: Distributions from
  Net Investment Income..        (0.01)        --                   --
                               -------     -------              -------
 Net Asset Value, End of
  Period.................      $ 11.14     $ 10.29              $ 10.00
                               =======     =======              =======
---------------------------------------------------------------------------------------------
 Total Return(a).........         8.38%       2.90%                0.00%
---------------------------------------------------------------------------------------------
 Ratios/Supplementary
  Data:
 Net Assets, End of
  Period (000)...........      $ 1,766     $   608              $    14
 Ratio of Gross Expenses
  to Average Net Assets..         2.49%*     12.61%*              78.40%*
 Ratio of Net Expenses to
  Average Net Assets.....         0.00%       0.00%                0.00%
 Ratio of Net Income to
  Average Net Assets.....         4.27%*      0.42%                0.00%*
 Portfolio Turnover Rate.         0.76%       0.00%                0.00%
 Average Commission Rate
  Paid(c)................      $0.0790     $0.0422

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) Based on average shares outstanding.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.
(dCommencementeofgoperations.rees)
* Annualized

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE BALANCED FUND

OBJECTIVE:

Worldwide Balanced Fund seeks long-term capital appreciation together with current income.

POLICIES:

The Fund intends to achieve its investment objective by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

The Adviser believes that allocation of assets into many countries and across asset classes can, over the long-term, provide higher returns than portfolios invested solely in bonds with lower risk or volatility or than portfolios invested entirely in stocks. Thus, the "risk-adjusted return" of a diversified portfolio has the potential to be more attractive than some other, more concentrated portfolios. In addition, the balanced approach reduces the risk where events in any one country may adversely affect the entire portfolio. Investors should be aware that although the Fund diversifies across more investment types than most mutual funds, no one mutual fund can provide a complete investment program for all investors. There can be no assurance that allocation of assets both globally and across asset classes will reduce these risks or that the Fund will achieve its investment objective.

The Fund seeks investment opportunities in the world's major stock, bond and money markets. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one asset class or country. Over the long-term, the Fund will attempt to invest a minimum of 25% of its assets in the United States, with the balance outside the United States, and the Fund will attempt to maintain an asset allocation of 60% in equity securities and 40% in fixed-income securities and short-term instruments. However, subsequent to the initial investment period, at least 25% of the Fund's total assets will always be invested in fixed-income senior securities and at least 25% of the Fund's total assets will always be invested in equities. The Fund may also allocate a portion of its assets to gold.

The Fund will not invest more than 10% of its assets in the securities of developing countries with emerging economies or securities markets. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities.

The average maturity of the debt securities in the Fund's portfolio will be based on the judgment of the Adviser or FII as to future interest rate changes. The assets of the Fund invested in fixed income securities will consist of securities which are believed by the Adviser or FII to be high grade, that is, rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), Fitch-1 by Fitch or Duff-1 by Duff & Phelps ("D&P") or if unrated, to be of comparable high quality in the judgment of the Adviser or FII, subject to the supervision of the Board of Trustees and/or the Adviser. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest. See "Risk Factors--Debt Securities."

During periods of adverse or unusual economic and/or market conditions, the Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements. For temporary defensive purposes, the Fund can have all of its assets invested in any one country or currency.

The Fund may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Fund may buy and sell financial futures contracts and options on financial futures contracts. The Fund may write, purchase or sell puts and calls on foreign currencies and securities, and invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time), and securities of foreign issuers. The Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

While FII does not currently serve as sub-investment adviser to the Fund, it is expected to do so when the Fund's assets reach a level at which it is appropriate to utilize the sub investment adviser's services. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of Fiduciary Trust Company International. Fiduciary Trust Company International has more than 30 years of experience in managing funds that invest in international markets.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See also "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolios and its ability to meet shareholder redemption requests. The ability of the Fund to invest or hold its investments in South African companies may be further affected by changes in United States or South African laws or regulations.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future. The ability of the Fund to invest or hold its investments in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Fund, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Local shares are intended for ownership by nationals or residents of the country. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically, causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. The Fund will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Fund will attempt to convert local shares to foreign shares promptly.

A high proportion of the shares of many emerging market issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and cause the securities markets to be susceptible to influence by large investors trading significant blocks of securities. The Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. The Fund will enter into forward contracts to duplicate a cash market transaction. The Fund will not purchase or sell foreign currency as an investment except that the Fund may enter into currency swaps. See "Currency Swaps," "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Fund may write call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund, exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for BONA FIDE hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The Fund may write, purchase or sell put and call options on financial futures contracts. The Fund may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" above and "Futures and Options Transactions" in the Statement of Additional Information.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Fund as part of various hedging techniques and strategies.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser (or Sub-Adviser) deems desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Fund may be denominated. The Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Fund may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options and other investments which do not have readily available market quotations, are subject to the limitation on investments in illiquid securities.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Fund.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser (or Sub-Adviser), acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser (or Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or Sub-Adviser).

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. See "Debt Securities" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser or Sub-Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Balanced Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not purchase more than 10% of any class of outstanding voting securities of any issuer and the Fund will not invest more than 25% of the value of its total assets in securities of any one industry.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to Worldwide Balanced Fund pursuant to an Advisory Agreement with the Trust. The Adviser is responsible for managing the investment operations of the Fund and furnishing the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Derek S. van Eck--Portfolio Manager of Worldwide Balanced Fund. He is responsible for managing the Fund's portfolio of investments. He is Director of Global Investments and Executive Vice President of the Adviser and an officer and/or portfolio manager of other mutual funds advised by the Adviser.

Fiduciary International Inc. ("FII"), located at Two World Trade Center, New York, New York 10048, is expected to serve as sub-investment adviser to the Worldwide Balanced Fund pursuant to a Sub-Investment Advisory Agreement with the Trust, when the Fund's assets reach a level at which it is appropriate to utilize the sub-investment adviser's services. FII will then be expected to manage the investment operations of the Worldwide Balanced Fund and furnish the Fund with a continuous investment program including which securities should be bought, sold or held. At that time, the Adviser would manage and administer the business and affairs of the Fund. As compensation for its services, FII will be paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fee it receives from the Fund. FII serves as an investment adviser to other registered investment companies.

FII is an indirect subsidiary of Fiduciary Trust Company International ("FTCI"). FTCI is a New York State chartered bank specializing in investment and administration of assets for pensions and other institutional accounts including individuals and families. FII has access to all of FTCI's investment infrastructure. FTCI began investing globally in the 1960's and serves its worldwide investment management and custody clients from offices in New York, Los Angeles, Miami, Washington, D.C., London, Geneva and Hong Kong. FTCI has over 60 investment professionals. FTCI has over 30 years of experience in global management with over $11 billion managed under the global balanced discipline. As of December 31, 1996, total assets under management by FII, its parent organization FTCI and its subsidiaries, on behalf of all clients, amounted to over $33 billion.

FII is expected to assign a team of managers led by a global strategist, which includes a global equity manager and a global fixed-income manager, to manage the Fund's portfolio of investments. The team is expected to consult with the FTCI research department, which includes international analysts who specialize in the equity markets of Japan, Europe, the Pacific Basin and Latin America, when making investment decisions. FII's two primary portfolio managers, who are expected to serve the Worldwide Balanced Fund, are listed below:

Anne M. Tatlock--FII's Global Strategist of the Fund. Ms. Tatlock joined FTCI in 1984 and is currently President of the company where she is responsible for managing institutional investment management. Ms. Tatlock is head of the Institutional Investment Department and a member of the Board of Directors, the Global Investment Committee and the Investment Policy Committee at FTCI.

Steven J. Miller--FII's Portfolio Manager of the Fund. Mr. Miller joined FTCI in 1994 after working for seven years with Vital Forsikring and Heller Financial, Inc. Mr. Miller is responsible for managing institutional and international portfolios. He is a Senior Vice President of FTCI as well as a member of the Global Investment Committee and the Investment Policy Committee at FTCI.

Worldwide Balanced Fund pays the Adviser a monthly fee at the annual rate of
 .75 of 1% of average daily net assets. Van Eck Associates Corporation also performs accounting and administrative services for the Fund and is paid a fee at an annual rate of .25 of 1% of the Fund's average daily net assets. The advisory fees paid to the Adviser with respect to the Fund are higher than the fees paid by most investment companies because of the complexities of managing this type of fund (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Fund, the Adviser and/or Sub-Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1997, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.6 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or Sub-Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser or Sub-Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or Sub-Adviser or their affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund.

Worldwide Balanced Fund is classified as a non-diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Balanced Fund is rated in the "Balanced Funds" category. The Morgan Stanley Capital International Indices and the Salomon Brothers World Government Bond Index are two indices to which Worldwide Balanced Fund may be compared. For a further discussion of advertising, see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02199, serves as Counsel for the Trust.

Van Eck Worldwide
Insurance Trust
-------------------------------
Worldwide Balanced Fund
-------------------------------


Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL


April 30, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Worldwide Balanced Fund



 . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck World wide Insurance Trust . Van Eck World Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL

PROSPECTUS                                                       April 30, 1997


                          VAN ECK WORLDWIDE BOND FUND

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Bond Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE BOND FUND--seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Fund..............................   4
Risk Factors................................................................   5
Limiting Investment Risks...................................................  11
Management..................................................................  11
How to Buy Shares...........................................................  12
Dividends and Distributions.................................................  13
How to Redeem Shares........................................................  13
Federal Taxation............................................................  13
Description of the Trust....................................................  14
Additional Information......................................................  15

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Bond Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Deloitte & Touche LLP, independent accountants, for all years from commencement of operations through April 30, 1992. For all other periods, the Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

                                                     WORLDWIDE BOND FUND
                            -----------------------------------------------------------------------------
 FOR A SHARE OUTSTANDING      FOR THE
 THROUGHOUT EACH PERIOD        EIGHT
                               MONTHS
                               ENDED                       YEAR ENDED APRIL 30,
                            DECEMBER 31, ----------------------------------------------------------------
                                1996       1996      1995       1994     1993     1992     1991    1990+
                            ------------ --------  --------    -------  -------  -------  -------  ------
 Net Asset Value,
  Beginning of Period....     $  10.88   $  11.46  $  10.05    $ 10.62  $ 11.57  $ 10.82  $ 10.10  $10.00
                              --------   --------  --------    -------  -------  -------  -------  ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net Investment Income...         0.36       0.58      0.68(b)    0.63     0.81     0.62     1.03    0.26
 Net Gains (Losses) on
  Securities (both
  realized and
  unrealized)............         0.17      (0.34)     0.77      (0.37)   (0.75)    0.67     0.19   (0.16)
                              --------   --------  --------    -------  -------  -------  -------  ------
 Total From Investment
  Operations.............         0.53       0.24      1.45       0.26     0.06     1.29     1.22    0.10
                              --------   --------  --------    -------  -------  -------  -------  ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income......        (0.31)     (0.82)    (0.04)     (0.72)   (0.83)   (0.53)   (0.50)    --
 Distributions from
  capital gains..........          --         --        --       (0.11)   (0.18)   (0.01)     --      --
                              --------   --------  --------    -------  -------  -------  -------  ------
 Total Distributions.....        (0.31)     (0.82)    (0.04)     (0.83)   (1.01)   (0.54)   (0.50)   0.00
                              --------   --------  --------    -------  -------  -------  -------  ------
 Net Asset Value, End of
  Period.................     $  11.10   $  10.88  $  11.46    $ 10.05  $ 10.62  $ 11.57  $ 10.82  $10.10
                              ========   ========  ========    =======  =======  =======  =======  ======
-----------------------------------------------------------------------------------------------------------
 Total Return(a).........         4.98%      2.07%    14.51%      2.49%    0.38%   12.21%   12.37%   1.00%
-----------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
  Data:
 Net Assets, End of
  Period (000)...........     $118,676   $107,541  $113,466    $80,908  $66,035  $40,930  $15,046  $2,237
 Ratio of Gross Expenses
  to Average Net Assets..         1.17%*     1.10%     0.99%       --       --       --      1.14%   2.80%
 Ratio of Net Expenses to
  Average Net Assets.....         1.16%*     1.08%     0.98%      0.93%    1.01%    1.05%    0.50%    --
 Ratio of Net Income to
  Average Net Assets.....         4.99%*     5.26%     6.24%      6.47%    8.47%    8.55%    9.75%   9.22%*
 Portfolio Turnover Rate.        73.95%    208.05%   265.87%     37.59%  248.21%  231.34%  341.01%  12.23%*

-------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions of capital gains at net asset value during the year and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) Based on average shares outstanding.
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE BOND FUND

OBJECTIVE:

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

POLICIES:

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its investment objective by taking advantage of investment opportunities throughout the world. The Fund may emphasize either component of total return. Capital appreciation will result during times of declining interest rates and, with respect to investing globally, as a result of foreign currency fluctuations relative to a declining dollar. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Adviser believes that diversification of assets on an international basis may reduce the risk that events in any one country, including the United States, may adversely affect the entire portfolio. However, there can be no assurance that diversification of assets will reduce this risk. The Adviser will determine the amount of the Fund's assets to be invested in corporate and government securities based on its assessment of where opportunities for total return are expected to be most attractive. When making this determination, the Adviser will evaluate the political and economic risks of the principal countries of the world, prospects for the relationship of their currencies to the U.S. dollar, the outlook for their interest rates, credit quality and other factors. The long-term assets of the Fund will consist of debt securities rated B or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or if unrated, of comparable quality in the judgment of the Adviser. Debt securities rated BBB (investment grade), BB or B will not exceed 25% of total net assets. Debt rated BB or B is lower quality debt (commonly referred to as "junk bonds"). Lower rated debt may offer higher returns, but also presents a greater risk of default than do higher rated securities. As to debt securities rated BBB, BB or B, it is the Adviser's intention to invest only in debt issued by a government or one of its agencies, instrumentalities, political subdivisions or authorities. For a further discussion of debt securities see "Risk Factors."

During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization chartered to promote economic development such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities, consisting of obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the "full faith and credit" of the United States. In addition to direct obligations of the U.S. Treasury such as Treasury bonds, notes and bills, these include securities issued or guaranteed by different agencies such as the Federal Housing Administration, the Government National Mortgage Association and the Small Business Administration.

The average maturity of the debt securities in the Fund's portfolio will be based on the Adviser's judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. In addition, when the Adviser determines that a temporary defensive strategy is warranted, the Fund may invest in securities maturing in 13 months or less, and most or all of its investments may be in the United States or another country.

The Fund may invest up to 5% of its assets at the time of purchase in warrants. The Fund may invest up to 5% of its assets at the time of purchase in preferred stocks and preferred stocks which may be convertible into common stock. The Fund may invest in collateralized mortgage obligations. The Fund may buy and sell financial futures contracts and options on financial futures contracts and may write, purchase or sell puts and calls on foreign currencies and securities. The Fund may invest in "when-issued" securities and securities of foreign issuers. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States. However, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See also "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolios and its ability to meet shareholder redemption requests. The ability of the Fund to invest or hold its investments in South African companies may be further affected by changes in United States or South African laws or regulations.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future. The ability of the Fund to invest or hold its investments in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Fund, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Local shares are intended for ownership by nationals or residents of the country. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically, causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. The Fund will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Fund will attempt to convert local shares to foreign shares promptly.

A high proportion of the shares of many emerging market issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and cause the securities markets to be susceptible to influence by large investors trading significant blocks of securities. The Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. The Fund will enter into forward contracts to duplicate a cash market transaction. The Fund will not purchase or sell foreign currency as an investment. See "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Fund may write call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund, exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The Fund may write, purchase or sell put and call options on financial futures contracts. The Fund may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities" above and "Futures and Options Transactions" in the Statement of Additional Information.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Fund as part of various hedging techniques and strategies.

When the Fund intends to acquire securities for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser deems desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract or put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Fund may be denominated. The Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Fund may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options and other investments which do not have readily available market quotations, are subject to the limitation on investments in illiquid securities.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Fund.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. See "Debt Securities" in the Statement of Additional Information.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as B by S&P and Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. The Fund will not invest more than 25% of its assets in debt securities rated below B by S&P and Moody's.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. Worldwide Bond Fund will not invest more than 10% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

  2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, and the Fund will not invest more than 25% of the value of its total assets in securities of any one industry.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to Worldwide Bond Fund pursuant to an Advisory Agreement with the Trust. The Adviser is responsible for managing the investment operations of the Fund and furnishing the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Madis Senner--Portfolio Manager of Worldwide Bond Fund. He is responsible for managing the Fund's portfolio of investments. Before joining Van Eck, Mr. Senner was a global bond manager with Chase Manhattan Private Bank. Prior to that, he was President of Sunray Securities, Inc., an investment management firm that he founded, and, before that, he was a global fixed income manager with Clemente Capital, Inc. in New York City. Mr. Senner has over 10 years experience in the investment business.

Worldwide Bond Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. The advisory fees paid to the Adviser with respect to the Fund are higher than the fees paid by most investment companies because of the complexities of managing this type of fund (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Fund, the Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1997, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.6 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund.

Worldwide Bond Fund is classified as a non-diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all funds are entitled to vote on matters affecting all of the funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Bond Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Bond Fund is rated in the "World Income Funds" category. The Morgan Stanley Capital International Indices and the Salomon Brothers World Government Bond Index are two indices to which Worldwide Bond Fund may be compared. For a further discussion of advertising, see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Van Eck Worldwide
Insurance Trust
-------------------------------
Worldwide Bond Fund
-------------------------------

Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL


April 30, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Worldwide Bond Fund


 . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck
Worldwide Insurance Trust . Van Eck World wide Insurance Trust . Van Eck World Insurance Trust. Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust . Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL

PROSPECTUS_______________________________________________________April 30, 1997



                      VAN ECK WORLDWIDE HARD ASSETS FUND

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of four separate funds. This Prospectus relates only to Van Eck Worldwide Hard Assets Fund (the "Fund"). Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)--seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016, serves as investment adviser to the Fund. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Fund..............................   4
Risk Factors................................................................   6
Limiting Investment Risks...................................................  13
Management..................................................................  13
How to Buy Shares...........................................................  15
Dividends and Distributions.................................................  15
How to Redeem Shares........................................................  15
Federal Taxation............................................................  16
Description of the Trust....................................................  16
Additional Information......................................................  17

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Hard Assets Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended, (the "Act"). (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of the Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Deloitte & Touche LLP, independent accountants, for all years from commencement of operations through April 30, 1992. For all other periods, the Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Fund's Annual Reports, which are incorporated by reference into the Trust's Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Reports. The Annual Reports also contain additional performance information and are available upon request and without charge.

                                                WORLDWIDE HARD ASSETS FUND
                            ---------------------------------------------------------------------------
For a share outstanding throughout each period
                              FOR THE
                               EIGHT
                               MONTHS
                               ENDED                      YEAR ENDED APRIL 30,
                            DECEMBER 31, --------------------------------------------------------------
                                1996       1996      1995     1994     1993     1992     1991    1990+
                            ------------ --------  --------  -------  -------  ------   ------   ------
 Net Asset Value,
  Beginning of Period....     $  16.92   $  13.49  $  13.11  $ 10.61  $  8.25  $ 8.85   $ 9.51   $10.00
                              --------   --------  --------  -------  -------  ------   ------   ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net Investment Income...         0.02       0.12      0.08     0.07     0.01    0.04     0.16     0.08
 Net Gains (Losses) on
  Securities (both
  realized and
  unrealized)............         0.09       3.44      0.37     2.47     2.39   (0.53)   (0.69)   (0.57)
                              --------   --------  --------  -------  -------  ------   ------   ------
 Total From Investment
  Operations.............         0.11       3.56      0.45     2.54     2.40   (0.49)   (0.53)   (0.49)
                              --------   --------  --------  -------  -------  ------   ------   ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income......        (0.16)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)     --
 Dividends from net
  realized gains.........        (0.15)       --        --       --       --      --       --       --
                              --------   --------  --------  -------  -------  ------   ------   ------
 Total Distributions.....        (0.31)     (0.13)    (0.07)   (0.04)   (0.04)  (0.11)   (0.13)    0.00
                              --------   --------  --------  -------  -------  ------   ------   ------
 Net Asset Value, End of
  Period.................     $  16.72   $  16.92  $  13.49  $ 13.11  $ 10.61  $ 8.25   $ 8.85   $ 9.51
                              ========   ========  ========  =======  =======  ======   ======   ======
---------------------------------------------------------------------------------------------------------
 Total Return(a).........         0.60%     26.66%     3.43%   23.96%   29.19%  (5.62%)  (5.67%)  (4.90%)
---------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
  Data:
 Net Assets, End of
  Period (000)...........     $167,417   $186,370  $127,320  $81,248  $30,896  $9,836   $6,936   $3,660
 Ratio of Gross Expenses
  to Average Net
  Assets(b)..............         1.24%*     1.08%      --       --       --      --      1.21%    1.87%
 Ratio of Net Expenses to
  Average Net Assets.....         1.23%*     1.08%     0.96%    0.96%    1.61%   1.32%    0.52%     --
 Ratio of Net Income to
  Average Net Assets.....          .10%*     0.81%     0.71%    0.64%    0.25%   0.60%    2.10%    2.46%*
 Portfolio Turnover Rate.        46.14%     26.37%    23.30%   15.84%   14.61%   0.48%   21.86%    5.09%*
 Average Commission Rate
  Paid(c)................       $.0305    $0.0310

-------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends at net asset value during the period and a redemption on the last day of the period. Total returns for the periods of less than one year were not annualized.
(b) With respect to Worldwide Hard Assets Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades in which a commission is charged.
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

A description of the investment objectives and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND)

OBJECTIVE:

The Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

POLICIES:

The Adviser believes "Hard Asset Securities" (as defined below) offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program.

Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. See "Risk Factors--Indexed Securities and Structured Notes." "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in "Hard Asset Securities" and the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and may invest up to 50% of its assets in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and Hard Asset Securities may also experience greater price fluctuations than the relevant Hard Asset.

The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped. Global investing involves economic and political considerations not typically applicable to the U.S. markets. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Market Securities" below.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other incorporated entities or enterprises; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. The Fund may invest up to 10% of its net assets, taken at market value at the time of investment, in precious metals, whether in bullion or coins.

The Fund may invest in derivatives, see "Risk Factors" below. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps and structured notes and other similar securities as may become available in the market. The Fund may invest in indexed securities whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupons and/or principal redemption are linked to the performance of an underlying asset. Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are structured notes). When the Fund purchases a structured note it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. In addition, the Fund may invest in futures and forward contracts and options on precious metals and other Hard Assets.

The Fund may invest up to 5% of its net assets in premiums for options on equity securities and equity indexes and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. Warrants received as dividends on securities held by the Fund and warrants acquired in units or attached to securities are not included in this restriction. The Fund may buy and sell financial futures contracts and options in financial futures contracts. The Fund may purchase or sell puts and calls on foreign currencies and securities; invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time) and securities of foreign issuers; and may lend its portfolio securities and borrow money for investment purposes.

The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset or a Hard Asset Company and in other securities of companies which are not Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency.

The Adviser believes the Fund may offer a hedge against inflation, particularly commodity price driven inflation. However, there is no assurance that rising commodity (or other hard asset) prices will result in higher earnings or share prices for the Hard Asset Companies in the Fund. Hard Asset Company equities are affected by many factors, including movements in the overall stock market. Inflation may cause a decline in the overall stock market, including the stocks of Hard Asset Companies.

The assets of the Fund invested in fixed income securities, excluding fixed income securities whose value is linked to the value of a Hard Asset and of Hard Asset Companies, will consist of securities which are believed by the Adviser to be high grade, that is rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's), Fitch-1 by Fitch or Duff-1 by Duff & Phelps ("D&P") or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest. The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation. See "Risk Factors--Debt Securities".

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REIT's") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REIT's and other real estate investments of the Fund are subject to certain risks. See "Risk Factors--Real Estate Securities."

The Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements.

                                 RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See also "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

The Fund may invest in South African issuers. Political and social conditions in South Africa and its neighboring countries may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolios and its ability to meet shareholder redemption requests. The ability of the Fund to invest or hold its investments in South African companies may be further affected by changes in United States or South African laws or regulations.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities" in the Statement of Additional Information.

EMERGING MARKETS SECURITIES

Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future. The ability of the Fund to invest or hold its investments in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Fund, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Local shares are intended for ownership by nationals or residents of the country. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically, causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. The Fund will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Fund will attempt to convert local shares to foreign shares promptly.

A high proportion of the shares of many emerging market issuers may be held by a limited number of persons and financial institutions. A limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and cause the securities markets to be susceptible to influence by large investors trading significant blocks of securities. The Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

PRECIOUS METALS

The Fund may invest in precious metal coins, which have no numismatic value, and bullion. The value of such coins and bullion is based primarily on their precious metal content. Since such investments do not generate any investment income, the sole source of return from such investments would be from gains or losses realized on their sale. The Fund incurs additional costs in storing gold bullion and coins. These storage costs are generally higher than custodial costs for securities. Although subject to substantial fluctuations in value, management believes such investments could be beneficial to the investment performance of the Fund and could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could help to moderate fluctuations in the Fund's portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of such precious metals. In view of the established world market for precious metals, the daily value of such coins is readily ascertainable and their liquidity is assured. The Fund will maintain its precious metal coins and bullion with Wilmington Trust Company.

Precious metal trading is a speculative activity and its markets at times volatile. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Markets are, therefore, volatile at times and there may be sharp fluctuations in prices, even during periods of rising prices. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce the Fund's losses on a security when a foreign currency's value changes. The Fund will enter into forward contracts to duplicate a cash market transaction. The Fund will not purchase or sell foreign currency as an investment except that the Fund may enter into currency swaps. See "Currency Swaps," "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of a Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser is incorrect in its forecasts of market values and currency exchange rates and Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Fund may write call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund, exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be subject to the limitation on investments in illiquid securities.

FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Fund may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

The Fund may invest in commodity futures contracts and in options on commodity futures contracts (collectively, "commodity interests"). Trading in commodity interests involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the commodity interests' underlying commodities. In the event that the Fund is required to take delivery of a commodity, such commodity will be deemed to be illiquid and the Fund will bear the cost of storing the commodity until such commodity is sold and may incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations.

The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for BONA FIDE hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The Fund may write, purchase or sell put and call options on financial futures contracts and, in addition, the Fund may write, purchase or sell put and call options on commodity futures contracts. The Fund may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its positions and thus be subjected to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors-- Foreign Securities" above and "Futures and Options Transactions" in the Statement of Additional Information.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Fund as part of various hedging techniques and strategies.

When the Fund intends to acquire securities or gold bullion or coins for its portfolio, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps, structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser deems desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Fund may be denominated. The Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Fund may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options and other investments which do not have readily available market quotations, are subject to the limitation on investments in illiquid securities.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Fund.

SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will establish a segregated account with respect to its short sales and maintain in such account cash not available for investment, U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Such segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. The Fund's ability to engage in short sales may be limited by the requirements of current U.S. tax law that the Fund derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the two transactions, are considered to have been held for less than three months. See "Short Sales" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund acquires a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities. See "Debt Securities" in the Statement of Additional Information.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Lower rated debt securities present a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

REAL ESTATE SECURITIES

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of Real Estate Investment Trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with the real estate industry in general and REITs in particular. REITs are subject to interest rate risk, heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. See "Real Estate Securities" in the Statement of Additional Information.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. Except as noted, these policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. It is a non-fundamental policy (i.e., it may be changed by action of the Board of Trustees) of Worldwide Hard Assets Fund that it will invest in illiquid securities to the extent permitted at any time by the Securities and Exchange Commission (currently 15% of total net assets).

  2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities.

  3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and officers of the Trust, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to Worldwide Hard Assets Fund pursuant to an Advisory Agreement with the Trust. The Adviser is responsible for managing the investment operations of the Fund and furnishing the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Derek S. van Eck--Portfolio Manager of Worldwide Hard Assets Fund. He is responsible for managing the Fund's portfolio of investments. He is Director of Global Investments and Executive Vice President of the Adviser and an officer and/or portfolio manager of other mutual funds advised by the Adviser.

Worldwide Hard Assets Fund pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund,
 .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. The advisory fees paid to the Adviser with respect to the Fund are higher than the fees paid by most investment companies because of the complexities of managing this type of fund (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Fund, the Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At March 31, 1997, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.6 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Fund and other funds of the Trust are allocated among the Fund and such other funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Fund and are being amortized by the Fund over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund previously ended on April 30; however, in August 1996 the Board of Trustees changed the Fund's fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the redemption request without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. Currently, four Funds of the Trust are being offered, which shares constitute the interests in Worldwide Balanced Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, described herein.

Worldwide Hard Assets Fund is classified as a diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A fund is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another fund. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new funds.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in this Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all Funds are entitled to vote on matters affecting all of the Funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual fund, a separate vote of that fund is required. Shareholders of the Fund are not entitled to vote on any matter not affecting the Fund. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Worldwide Hard Assets Fund may be compared to indices such as the Ibbotson Hard Assets Index, the Standard & Poor's 500 or Morgan Stanley natural resource indices. For a further discussion of advertising, see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Fund's transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, Massachusetts 02109, serves as Counsel for the Trust.

Van Eck Worldwide
Insurance Trust
-------------------------------
Worldwide Hard Assets Fund
-------------------------------

Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


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